UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03691

LORD ABBETT MID cap stock FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2021

Item 1:	Report(s) to Shareholders.

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Mid Cap Stock Fund

For the six-month period ended June 30, 2021

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

18	Notes to Financial Statements

28	Supplemental Information to Shareholders

Lord Abbett Mid Cap Stock Fund

Semiannual Report

For the six-month period ended June 30, 2021

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Mid Cap Stock Fund for the six-month period ended June 30, 2021. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/21 – 6/30/21” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/21	6/30/21	1/1/21 – 6/30/21
Class A
Actual	$1,000.00	$1,188.10	$5.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.98	$4.86
Class C
Actual	$1,000.00	$1,183.80	$9.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.27	$8.60
Class F
Actual	$1,000.00	$1,189.20	$4.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.73	$4.11
Class F3
Actual	$1,000.00	$1,189.80	$3.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.21
Class I
Actual	$1,000.00	$1,189.50	$3.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$3.61
Class P
Actual	$1,000.00	$1,187.00	$6.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	$5.86
Class R2
Actual	$1,000.00	$1,186.10	$7.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.25	$6.61
Class R3
Actual	$1,000.00	$1,186.80	$6.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.74	$6.11
Class R4
Actual	$1,000.00	$1,188.10	$5.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.93	$4.91
Class R5
Actual	$1,000.00	$1,189.60	$3.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$3.61
Class R6
Actual	$1,000.00	$1,189.90	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.21

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.97% for Class A, 1.72% for Class C, 0.82% for Class F, 0.64% for Class F3, 0.72% for Class I, 1.17% for Class P, 1.32% for Class R2, 1.22% for Class R3, 0.98% for Class R4, 0.72% for Class R5 and 0.64% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2021

Sector*	%**
Communication Services	1.87%
Consumer Discretionary	10.41%
Consumer Services	1.09%
Consumer Staples	5.36%
Energy	5.62%
Financials	18.56%
Health Care	9.89%
Industrials	15.85%
Information Technology	10.07%
Materials	5.32%
Real Estate	8.28%
Utilities	6.04%
Repurchase Agreements	0.54%
Money Market Funds(a)	0.99%
Time Deposits(a)	0.11%
Total	100.00%
*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)

June 30, 2021

Investments	Shares		Fair Value (000)
COMMON STOCKS 99.56%

Air Freight & Logistics 1.11%
Expeditors International of Washington, Inc.		130,290	$16,495

Airlines 1.09%
Delta Air Lines, Inc.*		374,180	16,187

Auto Components 1.48%
Lear Corp.		125,270	21,957

Automobiles 1.46%
Harley-Davidson, Inc.		474,410	21,737

Banks 6.40%
CIT Group, Inc.		535,320	27,617
Citizens Financial Group, Inc.		549,660	25,213
East West Bancorp, Inc.		362,370	25,978
SVB Financial Group*		29,160	16,226
Total			95,034

Beverages 1.30%
Carlsberg A/S Class B(a)	DKK	103,210	19,261

Biotechnology 1.25%
Horizon Therapeutics plc*		197,380	18,483

Building Products 2.91%
A.O. Smith Corp.		271,030	19,530
Masco Corp.		402,880	23,734
Total			43,264

Capital Markets 3.81%
Ameriprise Financial, Inc.		122,040	30,373
KKR & Co., Inc.		441,220	26,138
Total			56,511

Chemicals 4.15%
Axalta Coating Systems Ltd.*		702,920	21,432
Corteva, Inc.		299,970	13,303
Valvoline, Inc.		825,930	26,810
Total			61,545

Communications Equipment 1.50%
F5 Networks, Inc.*		119,170	22,244
Investments	Shares	Fair Value (000)
Construction & Engineering 1.74%
EMCOR Group, Inc.	209,420	$25,798

Consumer Finance 1.98%
Discover Financial Services	248,060	29,343

Diversified Financial Services 1.55%
Equitable Holdings, Inc.	754,205	22,966

Electric: Utilities 4.95%
Edison International	280,790	16,235
Entergy Corp.	189,810	18,924
NRG Energy, Inc.	586,320	23,629
Pinnacle West Capital Corp.	178,550	14,636
Total		73,424

Electrical Equipment 2.93%
Hubbell, Inc.	133,280	24,902
Rockwell Automation, Inc.	65,200	18,649
Total		43,551

Electronic Equipment, Instruments & Components 1.38%
Avnet, Inc.	510,280	20,452

Energy Equipment & Services 1.01%
NOV, Inc.*	980,110	15,015

Equity Real Estate Investment Trusts 7.58%
Alexandria Real Estate Equities, Inc.	104,580	19,027
Camden Property Trust	165,470	21,953
CoreSite Realty Corp.	112,690	15,168
Duke Realty Corp.	406,210	19,234
Host Hotels & Resorts, Inc.*	946,890	16,182
Weingarten Realty Investors	653,220	20,949
Total		112,513

Food & Staples Retailing 1.37%
BJ’s Wholesale Club Holdings, Inc.*	426,600	20,298

Food Products 1.23%
J.M. Smucker Co. (The)	140,980	18,267

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 1.82%
Zimmer Biomet Holdings, Inc.	167,550	$26,945

Health Care Providers & Services 3.91%
AmerisourceBergen Corp.	189,120	21,653
Molina Healthcare, Inc.*	75,730	19,164
Quest Diagnostics, Inc.	130,970	17,284
Total		58,101

Health Care Technology 1.50%
Cerner Corp.	285,460	22,312

Hotels, Restaurants & Leisure 1.72%
Caesars Entertainment, Inc.*	245,828	25,505

Household Durables 1.53%
Leggett & Platt, Inc.	437,780	22,681

Household Products 1.53%
Spectrum Brands Holdings, Inc.	267,640	22,760

Information Technology Services 2.85%
Euronet Worldwide, Inc.*	177,590	24,037
Sabre Corp.*	1,460,820	18,231
Total		42,268

Insurance 5.04%
Arch Capital Group Ltd.*	488,590	19,026
Everest Re Group Ltd.	59,820	15,075
Fidelity National Financial, Inc.	492,930	21,423
Hartford Financial Services Group, Inc. (The)	312,360	19,357
Total		74,881

Internet & Direct Marketing Retail 1.59%
eBay, Inc.	335,580	23,561

Machinery 4.10%
Allison Transmission Holdings, Inc.	551,800	21,929
Cummins, Inc.	75,560	18,422
Westinghouse Air Brake Technologies Corp.	249,830	20,561
Total		60,912
Investments	Shares	Fair Value (000)
Media 3.00%
Discovery, Inc. Class A*(b)	535,650	$16,434
Fox Corp. Class A	370,280	13,748
Nexstar Media Group, Inc. Class A	96,970	14,340
Total		44,522

Metals & Mining 1.24%
Reliance Steel & Aluminum Co.	121,750	18,372

Multi-Utilities 1.17%
CMS Energy Corp.	294,140	17,378

Oil, Gas & Consumable Fuels 4.68%
Chesapeake Energy Corp.	243,200	12,627
Marathon Petroleum Corp.	240,350	14,522
ONEOK, Inc.	256,250	14,258
Pioneer Natural Resources Co.	172,510	28,036
Total		69,443

Pharmaceuticals 1.53%
Organon & Co.*	750,410	22,707

Real Estate Management & Development 0.80%
Realogy Holdings Corp.*	653,170	11,901

Road & Rail 0.74%
Kansas City Southern	38,890	11,020

Semiconductors & Semiconductor Equipment 1.43%
Teradyne, Inc.	158,590	21,245

Software 1.21%
Fair Isaac Corp.*	35,630	17,910

Specialty Retail 2.75%
Ross Stores, Inc.	175,790	21,798
Williams-Sonoma, Inc.	119,470	19,073
Total		40,871

Technology Hardware, Storage & Peripherals 1.83%
NetApp, Inc.	332,590	27,213

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Shares	Fair Value (000)
Trading Companies & Distributors 1.41%
AerCap Holdings NV (Ireland)*(c)	408,170	$20,902
Total Common Stocks (cost $1,163,146,710)		1,477,755

	Principal Amount (000)

SHORT-TERM INVESTMENTS 1.65%

Repurchase Agreements 0.54%
Repurchase Agreement dated 6/30/2021, 0.00% due 7/1/2021 with Fixed Income Clearing Corp. collateralized by $8,511,000 of U.S. Treasury Note at 0.50% 8/31/2027; value: $8,213,929; proceeds: $8,052,823 (cost $8,052,823)	$8,053	8,053
Investments	Shares	Fair Value (000)
Money Market Funds 1.00%
Fidelity Government Portfolio(d) (cost $14,795,174)	14,795,174	$14,795

Time Deposits 0.11%
Citibank, N.A.(d) (cost $1,643,909)	1,643,909	1,644
Total Short-Term Investments (cost $24,491,906)		24,492
Total Investments in Securities 101.21% (cost $1,187,638,616)		1,502,247
Other Assets and Liabilities – Net (1.21)%		(18,021)
Net Assets 100.00%		$1,484,226

DKK	Danish Krone.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominate securities.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Foreign security traded in U.S. dollars.
(d)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

June 30, 2021

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,477,755	$–	$–	$1,477,755
Short-Term Investments
Repurchase Agreements	–	8,053	–	8,053
Money Market Funds	14,795	–	–	14,795
Time Deposits	–	1,644	–	1,644
Total	$1,492,550	$9,697	$–	$1,502,247

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Financial Statements.

This page is intentionally left blank.

Statement of Assets and Liabilities (unaudited)

June 30, 2021

ASSETS:
Investments in securities, at fair value including $16,269,389 of securities loaned (cost $1,187,638,616)	$1,502,246,994
Cash	33,253
Receivables:
Dividends	1,020,300
Capital shares sold	623,565
Securities lending income receivable	15,991
Prepaid expenses and other assets	41,880
Total assets	1,503,981,983
LIABILITIES:
Payables:
12b-1 distribution plan	877,381
Capital shares reacquired	785,235
Management fee	697,218
Directors’ fees	587,075
Fund administration	49,531
Payable for collateral due to broker for securities lending	16,439,083
Accrued expenses	320,443
Total liabilities	19,755,966
Commitments and contingent liabilities
NET ASSETS	$1,484,226,017
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,132,966,469
Total distributable earnings (loss)	351,259,548
Net Assets	$1,484,226,017

10	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2021

Net assets by class:
Class A Shares	$968,703,827
Class C Shares	$35,720,892
Class F Shares	$138,346,065
Class F3 Shares	$23,186,082
Class I Shares	$228,157,576
Class P Shares	$34,303,448
Class R2 Shares	$1,951,796
Class R3 Shares	$21,134,502
Class R4 Shares	$9,625,805
Class R5 Shares	$4,340,417
Class R6 Shares	$18,755,607
Outstanding shares by class:
Class A Shares (1.18 billion shares of common stock authorized, $.001 par value)	28,094,202
Class C Shares (200 million shares of common stock authorized, $.001 par value)	1,122,828
Class F Shares (472.5 million shares of common stock authorized, $.001 par value)	4,045,284
Class F3 Shares (472.5 million shares of common stock authorized, $.001 par value)	673,761
Class I Shares (472.5 million shares of common stock authorized, $.001 par value)	6,669,332
Class P Shares (200 million shares of common stock authorized, $.001 par value)	1,029,624
Class R2 Shares (200 million shares of common stock authorized, $.001 par value)	57,576
Class R3 Shares (381.6 million shares of common stock authorized, $.001 par value)	619,657
Class R4 Shares (381.6 million shares of common stock authorized, $.001 par value)	280,140
Class R5 Shares (381.6 million shares of common stock authorized, $.001 par value)	126,921
Class R6 Shares (381.6 million shares of common stock authorized, $.001 par value)	545,172
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$34.48
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$36.58
Class C Shares-Net asset value	$31.81
Class F Shares-Net asset value	$34.20
Class F3 Shares-Net asset value	$34.41
Class I Shares-Net asset value	$34.21
Class P Shares-Net asset value	$33.32
Class R2 Shares-Net asset value	$33.90
Class R3 Shares-Net asset value	$34.11
Class R4 Shares-Net asset value	$34.36
Class R5 Shares-Net asset value	$34.20
Class R6 Shares-Net asset value	$34.40

See Notes to Financial Statements.	11

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2021

Investment income:
Dividends (net of foreign withholding taxes of $80,299)	$12,187,198
Securities lending net income	22,080
Interest and other	1,018
Total investment income	12,210,296
Expenses:
Management fee	4,060,351
12b-1 distribution plan-Class A	1,166,140
12b-1 distribution plan-Class C	175,020
12b-1 distribution plan-Class F	66,365
12b-1 distribution plan-Class P	76,358
12b-1 distribution plan-Class R2	5,908
12b-1 distribution plan-Class R3	53,371
12b-1 distribution plan-Class R4	17,290
Shareholder servicing	630,869
Fund administration	287,140
Registration	62,701
Reports to shareholders	31,535
Professional	28,491
Directors’ fees	26,432
Custody	20,733
Other	61,081
Gross expenses	6,769,785
Expense reductions (See Note 8)	(611)
Fees waived and expenses reimbursed (See Note 3)	(20,733)
Net expenses	6,748,441
Net investment income	5,461,855
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	106,192,935
Net realized gain (loss) on foreign currency related transactions	(8,594)
Net change in unrealized appreciation/depreciation on investments	131,548,737
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(1,622)
Net realized and unrealized gain (loss)	237,731,456
Net Increase in Net Assets Resulting From Operations	$243,193,311

12	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Operations:
Net investment income	$5,461,855	$15,948,681
Net realized gain (loss) on investments and foreign currency related transactions	106,184,341	(47,996,791)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	131,547,115	26,087,168
Net increase (decrease) in net assets resulting from operations	243,193,311	(5,960,942)
Distributions to shareholders:
Class A	–	(10,120,748)
Class C	–	(140,739)
Class F	–	(1,611,009)
Class F3	–	(305,170)
Class I	–	(2,782,650)
Class P	–	(328,560)
Class R2	–	(15,493)
Class R3	–	(194,608)
Class R4	–	(206,341)
Class R5	–	(51,032)
Class R6	–	(238,884)
Total distributions to shareholders	–	(15,995,234)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	38,434,659	68,211,907
Reinvestment of distributions	11	14,533,670
Cost of shares reacquired	(112,684,777)	(470,424,712)
Net decrease in net assets resulting from capital share transactions	(74,250,107)	(387,679,135)
Net increase (decrease) in net assets	168,943,204	(409,635,311)
NET ASSETS:
Beginning of period	$1,315,282,813	$1,724,918,124
End of period	$1,484,226,017	$1,315,282,813

See Notes to Financial Statements.	13

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)(b)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class A
6/30/2021(d)	$29.02	$ 0.12		$ 5.34	$ 5.46	$ –	$ –	$ –
12/31/2020	28.59	0.32		0.46	0.78	(0.35)	–	(0.35)
12/31/2019	24.01	0.30		5.19	5.49	(0.25)	(0.66)	(0.91)
12/31/2018	29.90	0.25		(4.56)	(4.31)	(0.26)	(1.32)	(1.58)
12/31/2017	28.69	0.23		1.78	2.01	(0.27)	(0.53)	(0.80)
12/31/2016	24.75	0.18		3.93	4.11	(0.17)	–	(0.17)
Class C
6/30/2021(d)	26.88	–	(g)	4.93	4.93	–	–	–
12/31/2020	26.47	0.12		0.40	0.52	(0.11)	–	(0.11)
12/31/2019	22.29	0.09		4.81	4.90	(0.06)	(0.66)	(0.72)
12/31/2018	27.80	(0.03)		(4.16)	(4.19)	– (g)	(1.32)	(1.32)
12/31/2017	26.69	–	(g)	1.66	1.66	(0.02)	(0.53)	(0.55)
12/31/2016	23.07	(0.01)		3.63	3.62	– (g)	–	–
Class F
6/30/2021(d)	28.76	0.14		5.30	5.44	–	–	–
12/31/2020	28.34	0.35		0.46	0.81	(0.39)	–	(0.39)
12/31/2019	23.80	0.34		5.16	5.50	(0.30)	(0.66)	(0.96)
12/31/2018	29.65	0.29		(4.52)	(4.23)	(0.30)	(1.32)	(1.62)
12/31/2017	28.45	0.27		1.77	2.04	(0.31)	(0.53)	(0.84)
12/31/2016	24.55	0.22		3.90	4.12	(0.22)	–	(0.22)
Class F3
6/30/2021(d)	28.92	0.17		5.32	5.49	–	–	–
12/31/2020	28.46	0.40		0.48	0.88	(0.42)	–	(0.42)
12/31/2019	23.88	0.39		5.18	5.57	(0.33)	(0.66)	(0.99)
12/31/2018	29.74	0.35		(4.55)	(4.20)	(0.34)	(1.32)	(1.66)
4/4/2017 to 12/31/2017(h)	29.19	0.30		1.13	1.43	(0.35)	(0.53)	(0.88)
Class I
6/30/2021(d)	28.76	0.16		5.29	5.45	–	–	–
12/31/2020	28.33	0.37		0.47	0.84	(0.41)	–	(0.41)
12/31/2019	23.79	0.37		5.16	5.53	(0.33)	(0.66)	(0.99)
12/31/2018	29.66	0.30		(4.52)	(4.22)	(0.33)	(1.32)	(1.65)
12/31/2017	28.47	0.30		1.77	2.07	(0.35)	(0.53)	(0.88)
12/31/2016	24.57	0.24		3.90	4.14	(0.24)	–	(0.24)
Class P
6/30/2021(d)	28.07	0.08		5.17	5.25	–	–	–
12/31/2020	27.67	0.26		0.43	0.69	(0.29)	–	(0.29)
12/31/2019	23.25	0.23		5.04	5.27	(0.19)	(0.66)	(0.85)
12/31/2018	28.99	0.18		(4.41)	(4.23)	(0.19)	(1.32)	(1.51)
12/31/2017	27.83	0.16		1.74	1.90	(0.21)	(0.53)	(0.74)
12/31/2016	24.02	0.12		3.81	3.93	(0.12)	–	(0.12)

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$34.48	18.81	(e)	0.97	(f)	0.98	(f)	0.72	(f)	$968,704	30	(e)
29.02	2.73		1.02		1.02		1.26		851,886	63
28.59	22.91		0.98		0.98		1.08		978,197	69
24.01	(14.54)		0.98		0.98		0.85		872,864	47
29.90	7.03		0.95		0.95		0.77		1,091,071	67
28.69	16.61		1.01		1.01		0.69		1,157,503	69

31.81	18.38	(e)	1.72	(f)	1.73	(f)	(0.03	)(f)	35,721	30	(e)
26.88	1.94		1.78		1.78		0.51		33,469	63
26.47	22.04		1.73		1.73		0.36		54,897	69
22.29	(15.20)		1.73		1.73		(0.11)		28,694	47
27.80	6.25		1.69		1.69		–	(g)	142,724	67
26.69	15.70		1.75		1.75		(0.06)		196,441	69

34.20	18.92	(e)	0.82	(f)	0.83	(f)	0.87	(f)	138,346	30	(e)
28.76	2.86		0.88		0.88		1.41		120,942	63
28.34	23.14		0.83		0.83		1.25		146,125	69
23.80	(14.38)		0.83		0.83		0.99		96,500	47
29.65	7.20		0.80		0.80		0.91		123,997	67
28.45	16.77		0.86		0.86		0.85		144,220	69

34.41	18.98	(e)	0.64	(f)	0.65	(f)	1.05	(f)	23,186	30	(e)
28.92	3.11		0.68		0.68		1.61		21,165	63
28.46	23.36		0.66		0.66		1.42		23,828	69
23.88	(14.25)		0.64		0.64		1.19		19,137	47
29.74	4.94	(e)	0.63	(f)	0.63	(f)	1.35	(f)	21,007	67

34.21	18.95	(e)	0.72	(f)	0.73	(f)	0.98	(f)	228,158	30	(e)
28.76	3.00		0.77		0.77		1.46		196,164	63
28.33	23.26		0.73		0.73		1.36		407,723	69
23.79	(14.34)		0.73		0.73		1.04		249,326	47
29.66	7.29		0.70		0.70		1.01		484,925	67
28.47	16.90		0.76		0.76		0.95		687,856	69

33.32	18.70	(e)	1.17	(f)	1.18	(f)	0.52	(f)	34,303	30	(e)
28.07	2.51		1.23		1.23		1.06		31,575	63
27.67	22.69		1.19		1.19		0.88		39,511	69
23.25	(14.71)		1.18		1.18		0.63		43,079	47
28.99	6.84		1.15		1.15		0.56		63,371	67
27.83	16.35		1.21		1.21		0.48		73,204	69

See Notes to Financial Statements.	15

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class R2
6/30/2021(d)	$28.58	$0.06	$ 5.26	$ 5.32	$ –	$ –	$ –
12/31/2020	28.16	0.22	0.45	0.67	(0.25)	–	(0.25)
12/31/2019	23.54	0.18	5.10	5.28	– (g)	(0.66)	(0.66)
12/31/2018	29.40	0.15	(4.48)	(4.33)	(0.21)	(1.32)	(1.53)
12/31/2017	28.29	0.15	1.73	1.88	(0.24)	(0.53)	(0.77)
12/31/2016	24.44	0.09	3.86	3.95	(0.10)	–	(0.10)
Class R3
6/30/2021(d)	28.74	0.08	5.29	5.37	–	–	–
12/31/2020	28.32	0.25	0.44	0.69	(0.27)	–	(0.27)
12/31/2019	23.78	0.23	5.15	5.38	(0.18)	(0.66)	(0.84)
12/31/2018	29.58	0.17	(4.47)	(4.30)	(0.18)	(1.32)	(1.50)
12/31/2017	28.39	0.16	1.75	1.91	(0.19)	(0.53)	(0.72)
12/31/2016	24.51	0.11	3.88	3.99	(0.11)	–	(0.11)
Class R4
6/30/2021(d)	28.92	0.12	5.32	5.44	–	–	–
12/31/2020	28.50	0.31	0.46	0.77	(0.35)	–	(0.35)
12/31/2019	23.93	0.30	5.19	5.49	(0.26)	(0.66)	(0.92)
12/31/2018	29.79	0.24	(4.54)	(4.30)	(0.24)	(1.32)	(1.56)
12/31/2017	28.59	0.23	1.78	2.01	(0.28)	(0.53)	(0.81)
12/31/2016	24.72	0.37	3.74	4.11	(0.24)	–	(0.24)
Class R5
6/30/2021(d)	28.75	0.16	5.29	5.45	–	–	–
12/31/2020	28.32	0.38	0.46	0.84	(0.41)	–	(0.41)
12/31/2019	23.79	0.38	5.14	5.52	(0.33)	(0.66)	(0.99)
12/31/2018	29.66	0.34	(4.56)	(4.22)	(0.33)	(1.32)	(1.65)
12/31/2017	28.47	0.31	1.76	2.07	(0.35)	(0.53)	(0.88)
12/31/2016	24.57	0.28	3.86	4.14	(0.24)	–	(0.24)
Class R6
6/30/2021(d)	28.91	0.17	5.32	5.49	–	–	–
12/31/2020	28.45	0.40	0.48	0.88	(0.42)	–	(0.42)
12/31/2019	23.88	0.39	5.17	5.56	(0.33)	(0.66)	(0.99)
12/31/2018	29.74	0.36	(4.56)	(4.20)	(0.34)	(1.32)	(1.66)
12/31/2017	28.52	0.36	1.74	2.10	(0.35)	(0.53)	(0.88)
12/31/2016	24.58	0.28	3.91	4.19	(0.25)	–	(0.25)

(a)	Calculated using average shares outstanding during the period.
(b)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended December 31, 2020, primarily due to the timing of the sales and repurchases of the Fund’s in relation to fluctuating market values of the Fund’s portfolio.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.
(h)	Commenced on April 4, 2017.

16	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$33.90	18.61	(e)	1.32	(f)	1.33	(f)	0.38	(f)	$1,952	30	(e)
28.58	2.37		1.38		1.38		0.91		1,791	63
28.16	22.46		1.33		1.33		0.70		2,510	69
23.54	(14.84)		1.33		1.33		0.51		11,616	47
29.40	6.68		1.29		1.29		0.50		8,068	67
28.29	16.20		1.35		1.35		0.35		1,097	69

34.11	18.68	(e)	1.22	(f)	1.23	(f)	0.48	(f)	21,135	30	(e)
28.74	2.46		1.28		1.28		1.01		20,618	63
28.32	22.65		1.23		1.23		0.84		26,024	69
23.78	(14.66)		1.23		1.23		0.59		20,815	47
29.58	6.76		1.18		1.18		0.53		30,343	67
28.39	16.29		1.25		1.25		0.45		37,228	69

34.36	18.81	(e)	0.98	(f)	0.98	(f)	0.74	(f)	9,626	30	(e)
28.92	2.71		1.03		1.03		1.26		17,417	63
28.50	22.96		0.98		0.98		1.09		18,203	69
23.93	(14.54)		0.98		0.98		0.83		12,678	47
29.79	7.04		0.95		0.95		0.78		21,071	67
28.59	16.61		0.97		0.97		1.30		9,430	69

34.20	18.96	(e)	0.72	(f)	0.73	(f)	0.98	(f)	4,340	30	(e)
28.75	3.00		0.78		0.78		1.52		3,654	63
28.32	23.22		0.73		0.73		1.38		3,951	69
23.79	(14.33)		0.73		0.73		1.17		424	47
29.66	7.30		0.70		0.70		1.05		100	67
28.47	16.86		0.74		0.74		1.05		69	69

34.40	18.99	(e)	0.64	(f)	0.65	(f)	1.06	(f)	18,756	30	(e)
28.91	3.11		0.68		0.68		1.62		16,603	63
28.45	23.32		0.66		0.66		1.42		23,949	69
23.88	(14.25)		0.64		0.64		1.22		16,363	47
29.74	7.40		0.62		0.62		1.21		11,878	67
28.52	17.03		0.63		0.63		1.06		895	69

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares will convert automatically into Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The

Notes to Financial Statements (unaudited)(continued)

Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2017 through December 31, 2020. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3, and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund is maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on investments, futures contracts, unfunded commitments and foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Notes to Financial Statements (unaudited)(continued)

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk-for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2021 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2021, the effective management fee was at an annualized rate of .56% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. Lord Abbett voluntarily waived $20,733 of fund administration fees during the six months ended June 30, 2021.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%	(2)	.25%	–	.25%	.25%	.25%	.25%
Distribution	–		.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.
(2)	Annual service fee on shares sold prior to June 1, 1990 was .15% of the average daily net assets attributable to Class A shares.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2021:

Distributor Commissions	Dealers’ Concessions
$18,817	$102,731

Distributor received CDSCs of $315 and $1,627 for Class A and Class C shares, respectively, for the six months ended June 30, 2021.

Other Related Parties

As of June 30, 2021, the percentages of the Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund, were 9.24% and 3.07%, respectively.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2021 and fiscal year ended December 31, 2020 was as follows:

	Six Months Ended 6/30/2021 (unaudited)	Year Ended 12/31/2020
Distributions paid from:
Ordinary income	$–	$15,995,234
Total distributions paid	$–	$15,995,234

As of December 31, 2020, the Fund had capital loss carryforward of $64,624,476, which will carry forward indefinitely.

As of June 30, 2021, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,197,362,024
Gross unrealized gain	325,618,333
Gross unrealized loss	(20,733,363)
Net unrealized security gain	$304,884,970

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2021 were as follows:

Purchases	Sales
$426,138,869	$495,463,823

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2021.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$8,052,823	$ –	$8,052,823
Total	$8,052,823	$ –	$8,052,823

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	8,052,823	$–	$–	$(8,052,823)	$–
Total	$8,052,823	$–	$–	$(8,052,823)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2021.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

Notes to Financial Statements (unaudited)(continued)

9.	LINE OF CREDIT

For the period ended June 30, 2021, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 5, 2021, the Participating Funds entered into a Syndicated Facility with various lenders for $1.275 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 30, 2021, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2021, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2021, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any

Notes to Financial Statements (unaudited)(continued)

additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2021, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received(1)
$16,269,389	$16,439,083

(1)	Statements of Assets and Liabilities location: Payable for collateral due to broker for securities lending.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing is also subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Accordingly, mid-sized company securities tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Because the Fund invests in real estate investment trusts (“REITS”), it may be subject to the risks that impact the value of the underlying properties or mortgages of the REITs in which it invests. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income, and changes in local, regional, or general economic conditions.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other

Notes to Financial Statements (unaudited)(continued)

risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Six Months Ended June 30, 2021 (unaudited )		Year Ended December 31, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	422,066	$13,989,573	938,914	$22,705,588
Converted from Class C*	70,870	2,323,948	254,287	6,267,814
Reinvestment of distributions	–	11	318,637	9,132,149
Shares reacquired	(1,751,733)	(57,218,421)	(6,368,461)	(155,049,584)
Decrease	(1,258,797)	$(40,904,889)	(4,856,623)	$(116,944,033)
Class C Shares
Shares sold	87,525	$2,757,727	101,793	$2,288,686
Reinvestment of distributions	–	–	5,205	138,184
Shares reacquired	(133,274)	(4,024,347)	(659,669)	(14,992,909)
Converted to Class A*	(76,654)	(2,323,948)	(275,784)	(6,267,814)
Decrease	(122,403)	$(3,590,568)	(828,455)	$(18,833,853)

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended June 30, 2021 (unaudited )		Year Ended December 31, 2020
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	270,155	$8,854,905	722,345	$17,810,563
Reinvestment of distributions	–	–	46,724	1,326,971
Shares reacquired	(429,488)	(13,912,656)	(1,720,677)	(41,228,142)
Decrease	(159,333)	$(5,057,751)	(951,608)	$(22,090,608)
Class F3 Shares
Shares sold	37,883	$1,239,689	149,462	$3,598,389
Reinvestment of distributions	–	–	10,689	305,170
Shares reacquired	(96,016)	(3,115,716)	(265,396)	(6,536,035)
Decrease	(58,133)	$(1,876,027)	(105,245)	$(2,632,476)
Class I Shares
Shares sold	107,413	$3,588,824	401,146	$9,137,319
Reinvestment of distributions	–	–	97,906	2,780,540
Shares reacquired	(259,129)	(8,417,544)	(8,068,500)	(217,958,497)
Decrease	(151,716)	$(4,828,720)	(7,569,448)	$(206,040,638)
Class P Shares
Shares sold	65,855	$2,100,394	84,953	$2,004,866
Reinvestment of distributions	–	–	11,835	328,078
Shares reacquired	(161,085)	(5,139,096)	(400,034)	(9,739,637)
Decrease	(95,230)	$(3,038,702)	(303,246)	$(7,406,693)
Class R2 Shares
Shares sold	4,277	$132,333	20,721	$465,134
Reinvestment of distributions	–	–	387	10,934
Shares reacquired	(9,359)	(305,515)	(47,559)	(1,124,015)
Decrease	(5,082)	$(173,182)	(26,451)	$(647,947)
Class R3 Shares
Shares sold	58,695	$1,875,921	107,344	$2,611,892
Reinvestment of distributions	–	–	6,855	194,607
Shares reacquired	(156,346)	(5,038,008)	(315,801)	(7,803,152)
Decrease	(97,651)	$(3,162,087)	(201,602)	$(4,996,653)
Class R4 Shares
Shares sold	71,935	$2,368,872	167,232	$3,935,981
Reinvestment of distributions	–	–	5,912	168,854
Shares reacquired	(394,017)	(13,025,832)	(209,701)	(5,240,333)
Decrease	(322,082)	$(10,656,960)	(36,557)	$(1,135,498)
Class R5 Shares
Shares sold	10,940	$353,205	34,203	$882,989
Reinvestment of distributions	–	–	632	17,954
Shares reacquired	(11,105)	(345,907)	(47,256)	(1,204,760)
Increase (decrease)	(165)	$7,298	(12,421)	$(303,817)
Class R6 Shares
Shares sold	36,958	$1,173,216	114,323	$2,770,500
Reinvestment of distributions	–	–	4,561	130,229
Shares reacquired	(66,102)	(2,141,735)	(386,244)	(9,547,648)
Decrease	(29,144)	$(968,519)	(267,360)	$(6,646,919)

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Prior to June 30, 2020, conversion occurred following the tenth anniversary of the day on which the purchase was accepted.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the June 2-3, 2021 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period March 1, 2020 through March 31, 2021. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Mid Cap Stock Fund, Inc.	LAMCVF-3 (08/21)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 24, 2021

By:	/s/Michael J. Hebert
Michael J. Hebert
Chief Financial Officer

Date: August 24, 2021